Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000142876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Bond Fund
C000125620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Dividend Fund
C000125617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Micro Cap Fund
C000106068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Opportunity Fund
Average Annual Return, Percent	1.13%	4.06%		7.33%
C000106067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Opportunity Fund
C000241411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Small Cap Value Fund
C000241410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Star Small Cap Value Fund
Without Sales Load [Member] | C000142876
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	2.15%		2.52%
Without Sales Load [Member] | C000125620
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.01%)	5.47%		5.99%
Without Sales Load [Member] | C000125617
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.77%)	4.22%		8.06%
Without Sales Load [Member] | C000106068
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%	5.30%		7.96%
Without Sales Load [Member] | C000106067
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	5.56%		8.21%
Without Sales Load [Member] | C000241411
Average Annual Return [Line Items]
Average Annual Return, Percent	5.50%	13.38%	11.39%
Without Sales Load [Member] | C000241410
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	13.14%		8.52%
Bloomberg Ba to B U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ba to B U.S. High Yield Index
Average Annual Return, Percent	7.59%	4.33%		5.87%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Average Annual Return, Percent	2.57%	12.84%		8.53%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Average Annual Return, Percent	2.57%	12.84%		8.53%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Aggressive Index
Average Annual Return, Percent	15.86%	9.98%		9.70%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Aggressive Index
Average Annual Return, Percent	15.86%	9.98%		9.70%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Average Annual Return, Percent	2.57%	12.84%	11.11%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Average Annual Return, Percent	2.57%	12.84%		8.53%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)		1.99%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%		14.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%		14.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Target Risk Balanced Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Balanced Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%		14.63%
S&P Target Risk Balanced Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Balanced Index
Average Annual Return, Percent	13.42%	7.59%		7.93%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%	17.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	15.28%		14.63%